STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Special 2020 Series A Preferred [Member]	Series A Preferred [Member]	Series B Preferred [Member]	Series C Preferred [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock, Common [Member]	Common Stock To Be Issued [Member]	Unearned Stock Comp [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020					$ 103,744	$ 47,203	$ (66,400)	$ 17,000		$ (162,515)	$ (60,968)
Beginning balance, shares at Dec. 31, 2020	1	1	1	1	103,743,503			101,440
Fractional shares issued from reverse split					$ 110	(110)
Fractional shares issued from reverse split, shares					109,779
Shares issued in connection with convertible notes payable								$ 94,959			94,959
Shares issued in connection with convertible notes payable, shares								470,000
Beneficial conversion feature related to issuance of convertible note payable						1,027,586					1,027,587
Shares issued for cash								$ 56,000			18,500
Shares issued for cash, shares								353,206
Shares issued for services					$ 250	49,750		$ 3,205			53,205
Shares issued for services, shares					250,000			16,027
Common stock issued from prior periods					$ 101	16,899		$ (17,000)
Common stock issued from prior periods, shares					101,440			(101,440)
Net Income										(3,749,667)	(3,749,667)
Ending balance, value at Dec. 31, 2021					$ 104,205	1,141,328	(66,400)	$ 154,164		(3,912,182)	(2,578,885)
Ending balance, shares at Dec. 31, 2021	1	1	1	1	104,204,722			839,233
Shares issued in connection with convertible notes payable								$ 75,800			75,800
Shares issued in connection with convertible notes payable, shares								150,000
Shares issued for cash					$ 750	99,250					100,000
Shares issued for cash, shares					750,000
Shares issued for conversion of Advance on joint venture					$ 3,000	230,983					233,983
Shares issued for conversion of Advance on joint venture, shares					3,000,000
Shares issued for services					$ 50	9,949					9,999
Shares issued for services, shares					50,000
Common stock issued from prior periods					$ 284	28,921		$ (29,205)
Common stock issued from prior periods, shares					283,517			(283,517)
Net Income										1,779,378	1,779,378
Ending balance, value at Mar. 31, 2022					$ 108,289	1,510,431	(66,400)	$ 2,053,955		(2,132,804)	1,473,471
Ending balance, shares at Mar. 31, 2022	1	1	1	1	108,288,239			4,729,917
Beginning balance, value at Dec. 31, 2021					$ 104,205	1,141,328	(66,400)	$ 154,164		(3,912,182)	(2,578,885)
Beginning balance, shares at Dec. 31, 2021	1	1	1	1	104,204,722			839,233
Shares issued in connection with convertible notes payable					$ 430	218,452		$ 52,496			271,378
Shares issued in connection with convertible notes payable, shares					430,000			154,400
Shares issued for conversion of notes payable					$ 6,214	2,313,287					2,319,501
Shares issued for conversion of notes payable, shares					6,214,355
Shares issued for cash					$ 750	99,250					100,000
Shares issued for cash, shares					750,000
Shares issued for conversion of Advance on joint venture					$ 3,000	230,983					233,983
Shares issued for conversion of Advance on joint venture, shares					3,000,000
Options granted for services						18,318					18,318
Shares issued for services					$ 476	193,499			(124,274)		69,701
Shares issued for services, shares					475,973
Common stock issued from prior periods					$ 839	153,325		$ (154,164)
Common stock issued from prior periods, shares					839,233			(839,233)
Net Income										1,479,362	1,479,362
Ending balance, value at Dec. 31, 2022					$ 115,915	4,368,442	(66,400)	$ 52,496	(124,274)	(2,432,820)	1,913,359
Ending balance, shares at Dec. 31, 2022	1	1	1	1	115,914,283			154,400
Beginning balance, value at Mar. 31, 2022					$ 108,289	1,510,431	(66,400)	$ 2,053,955		(2,132,804)	1,473,471
Beginning balance, shares at Mar. 31, 2022	1	1	1	1	108,288,239			4,729,917
Shares issued in connection with convertible notes payable								$ 95,699			95,699
Options granted for services						4,843					4,843
Shares issued for services								$ 11,550			11,550
Shares issued for services, shares								21,000
Net Income										(154,040)	(154,040)
Ending balance, value at Jun. 30, 2022					$ 108,161	1,515,274	(66,400)	$ 2,161,204		(2,286,844)	1,431,523
Ending balance, shares at Jun. 30, 2022	1	1	1	1	108,288,239			4,750,917
Shares issued in connection with convertible notes payable								$ 58,492			58,492
Shares issued in connection with convertible notes payable, shares								280,000
Options granted for services						5,636					5,636
Net Income										(236,177)	(236,177)
Ending balance, value at Sep. 30, 2022					$ 108,272	1,520,910	(66,400)	$ 2,929,525		(2,523,021)	1,969,286
Ending balance, shares at Sep. 30, 2022	1	1	1	1	108,288,239			6,805,496
Beginning balance, value at Dec. 31, 2022					$ 115,915	4,368,442	(66,400)	$ 52,496	(124,274)	(2,432,820)	1,913,359
Beginning balance, shares at Dec. 31, 2022	1	1	1	1	115,914,283			154,400
Options granted for services						5,514					5,514
Shares issued for services					$ 375	143,625		$ 140,000	(27,616)		256,384
Shares issued for services, shares					375,000			333,333
Common stock issued from prior periods								$ (52,496)			(52,496)
Net Income										(504,083)	(504,083)
Ending balance, value at Mar. 31, 2023					$ 116,290	4,517,581	(66,400)	$ 200,000	(151,890)	(2,936,903)	1,678,678
Ending balance, shares at Mar. 31, 2023	1	1	1	1	116,289,283			633,333
Shares issued in connection with convertible notes payable								$ 663,636			663,636
Shares issued in connection with convertible notes payable, shares								3,318,180
Options granted for services						5,575					5,575
Shares issued for services					$ 1,950	731,550		$ 420,000	(533,821)		619,679
Shares issued for services, shares					1,950,000			1,000,000
Net Income										(948,543)	(948,543)
Ending balance, value at Jun. 30, 2023					$ 118,240	5,254,706	(66,400)	$ 1,283,636	(685,711)	(3,885,446)	2,019,025
Ending balance, shares at Jun. 30, 2023	1	1	1	1	118,239,283			4,951,513
Shares issued for conversion of notes payable					$ 3,000			$ 500,303			503,303
Shares issued for conversion of notes payable, shares					3,000,000			4,018,055
Net Income										(846,028)	(846,028)
Ending balance, value at Sep. 30, 2023					$ 121,255	$ 5,937,382	$ (66,400)	$ 1,223,939	$ (384,891)	$ (4,731,474)	$ 2,099,811
Ending balance, shares at Sep. 30, 2023	1	1	1	1	121,254,283			7,636,235